UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 112.0%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,239	$7,288,390
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, Maturing July 18, 2018(2)		944	944,513
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,257	1,021,985
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		58,579	58,915,352
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)		37,939	38,156,386
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,488	12,440,672
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2025(5)		4,450	4,490,793
			$123,258,091

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,106	$1,116,229
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	32,153,048
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,686	2,704,298
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,350,648
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,711	5,749,948
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,282	7,281,750
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,062	4,094,645
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		10,994	11,062,639

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	$35,384,878
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,939,019
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		15,325	15,408,015
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		6,886	6,919,929
Term Loan, Maturing February 16, 2024(5)		500	504,050
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,302	9,418,301
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,776	8,229,027
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,544,870
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,484	17,578,563
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,530
			$226,959,387

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,276	$5,336,038
Arterra Wines Canada, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,764	4,793,769
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		9,331	8,398,228
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000
			$20,078,035

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,047	$12,107,071
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK), Maturing May 23, 2021		19,410	19,440,404
Oz Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		7,325	7,370,781
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,866,500
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		5,921	5,832,062
			$48,616,818

Building and Development — 2.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		29,007	$29,099,445
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,125	6,165,964
Capital Automotive L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,569	7,626,651
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		18,491	18,606,662
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,720	19,892,382
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		51,269	51,419,000
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,284	13,450,171
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	7,300	8,886,001
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		41,721	41,950,681

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		18,058	$18,159,269
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		14,987	15,099,821
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		5,237	5,274,518
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		11,298	11,368,977
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		5,322	5,375,182
Term Loan - Second Lien, 10.98%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	10,047,000
			$262,421,724

Business Equipment and Services — 11.0%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,203	$12,489,806
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		6,325	6,352,672
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,799	37,040,769
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	15,305	18,629,339
Term Loan, 4.80%, (2 mo. USD LIBOR + 2.75%), Maturing March 20, 2025		2,200	2,213,750
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,310	5,370,349
Brickman Group Ltd., LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		2,418	2,434,924
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		24,443	24,636,780
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		18,366	18,413,900

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

+Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		16,000	$16,140,000
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		73,187	73,558,703
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,159	17,212,607
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		8,371	8,496,500
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,151	8,151,329
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		19,254	19,386,225
Duff & Phelps Corporation
Term Loan, Maturing October 14, 2024(5)		4,250	4,256,196
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,525	13,558,812
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(6)		3,914	1,859,076
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,636	0
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		2,948	1,400,121
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		53,467	53,968,593
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.96%, (1 week GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	5,186,283
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		5,511	5,568,019
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,139	8,138,590
First Data Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,032	14,064,036
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		49,281	49,509,086
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		6,916	6,949,198

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,081	$24,370,237
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,573	9,081,330
Gartner, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,900	1,919,000
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 5, 2024		380	382,850
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		7,937	8,006,902
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		25,996	26,304,946
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,706	21,919,421
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	22,394	27,178,050
Iron Mountain, Inc.
Term Loan, 3.65%, (3 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,475	9,454,269
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		9,929	9,993,971
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,118	12,178,902
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,297	2,309,071
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		68,513	69,215,015
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		7,805	7,893,249
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,832,750
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,490	18,938,266

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025		5,194	$5,225,173
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,385	13,050,377
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		14,993	15,105,783
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)		5,275	5,335,441
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,306	16,431,667
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		14,879	15,080,735
ServiceMaster Company
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,811	22,982,152
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		4,975	5,026,825
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		23,530	23,655,527
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		37,778	38,104,225
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	13,200	16,003,407
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,702	12,785,779
Trans Union, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,507	20,600,231
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,797,241
TriNet HR Corporation
Term Loan, 4.13%, (2 mo. USD LIBOR + 2.13%), Maturing July 9, 2019		2,286	2,287,466
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		13,225	13,324,187

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		14,007	$14,112,491
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,514	11,542,739
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,075	5,123,106
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		13,871	13,943,475
			$982,481,919

Cable and Satellite Television — 5.0%
Altice US Finance I Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 28, 2025		4,489	$4,488,693
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,481	37,702,538
Cogeco Communications (USA) II L.P.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		7,000	7,029,169
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,761	48,815,443
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,300	13,355,421
MCC Iowa, LLC
Term Loan, 3.50%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,711	4,735,773
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,932	5,958,886
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,083	10,785,792
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,855	16,712,530
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,980	3,943,933
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		24,036	23,868,026
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		21,675	21,802,948

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Unitymedia Finance, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		39,550	$39,578,832
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	21,088,635
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,000	25,078,125
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	70,306,897
Virgin Media Investment Holdings Limited
Term Loan, 3.78%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,075	16,631,957
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	18,425	22,263,930
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		53,208	53,027,286
			$447,174,814

Chemicals and Plastics — 5.4%
A. Schulman, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		9,531	$9,536,381
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		15,049	15,158,800
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,424	11,438,124
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		5,533	5,585,753
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,318	32,488,609
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,819,551
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,859	7,134,167
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,867	7,884,019

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,782	$3,821,207
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,157,583
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,490	3,508,288
Term Loan, Maturing February 14, 2024(5)		3,722	3,741,814
Term Loan, Maturing February 14, 2024(5)		3,803	3,823,158
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,238	1,449,572
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,906	1,826,293
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,970	2,845,260
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,532	11,047,573
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,864	13,948,110
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		21,745	21,831,883
INEOS Styrolution Group GmbH
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,710	1,718,066
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,721	38,353,547
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		9,975	10,022,541
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 10, 2024	EUR	9,826	11,900,263
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		5,375	5,422,870
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	8,117,167
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,582	7,647,321

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,337	$4,056,101
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,346,083
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	4,833	5,871,817
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	28,990,411
Minerals Technologies, Inc.
Term Loan, 4.27%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,457,513
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		5,106	5,137,954
PolyOne Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		7,174	7,227,909
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		26,227	26,418,366
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		9,275	9,390,937
Proampac PG Borrower, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023		5,970	6,024,613
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		12,419	12,432,557
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		554	560,493
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,137	3,176,117
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		889	893,194
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		8,986	9,031,181
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		17,547	17,665,354
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,663	12,808,969

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,223	$29,559,158
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,012	5,065,443
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		23,330	23,552,570
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,881	3,902,328
Versum Materials, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,334	4,374,631
			$482,171,619

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, Maturing April 18, 2025(5)		9,250	$9,292,781
			$9,292,781

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,506	$2,518,593
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,639,917
Spectrum Brands, Inc.
Term Loan, 3.96%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		12,993	13,015,811
Term Loan, 5.18%, (2 mo. USD LIBOR + 3.50%), Maturing June 23, 2022	CAD	5,441	4,246,536
			$27,420,857

Containers and Glass Products — 3.7%
Anchor Glass Container Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,271	$4,170,041
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		17,608	17,736,052
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,425	7,473,723

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		30,368	$30,589,939
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		6,831	6,889,104
Crown Holdings, Inc.
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	6,200	7,566,669
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025		6,725	6,794,879
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		43,592	43,875,670
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	26,138	31,620,631
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,190	13,977,086
Pelican Products, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing April 11, 2020		6,984	7,009,765
Term Loan, Maturing April 19, 2025(5)		6,850	6,832,875
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		64,753	65,230,869
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		16,487	16,559,570
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	3,964	4,810,431
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		33,443	33,683,792
Tekni-Plex, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		20,496	20,637,048
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)		3,575	3,599,578
			$329,057,722

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		27,249	$27,572,445

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Prestige Brands, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	2,001	$2,014,939
		$29,587,384

Drugs — 3.4%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	4,701	$4,741,534
Alkermes, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	13,396	13,530,255
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	27,985	27,993,717
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	25,497	25,369,390
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,640	52,464,082
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	22,104	22,279,436
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	64,562	64,984,042
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	24,196	24,077,625
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	11,250	11,234,183
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	11,725	11,805,609
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,300	4,321,500
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	39,867	40,358,198
		$303,159,571

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	41,699	$42,008,975

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Casella Waste Systems, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing October 17, 2023		4,839	$4,881,089
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		9,911	10,046,896
Clean Harbors, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024		2,829	2,839,232
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		14,992	15,179,103
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		18,161	18,217,722
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	9,628	7,555,269
Strategic Materials, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024		2,394	2,408,963
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		1,450	1,460,875
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		14,294	14,389,434
			$118,987,558

Electronics / Electrical — 12.9%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		38,164	$38,199,874
Answers Finance, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		2,814	2,758,095
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		5,308	5,202,164
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		33,247	33,577,392
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,105,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		25,199	$25,299,453
Term Loan - Second Lien, 11.81%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,744,063
Avast Software B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	4,943	5,994,187
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		23,666	23,838,418
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		21,175	21,320,578
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,061	7,081,697
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		6,670	6,717,529
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		6,741	6,784,659
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		14,851	14,973,044
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		18,039	18,114,886
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,087	10,124,516
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		15,657	15,872,557
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,213	1,218,795
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		20,841	20,976,546
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,517	6,590,569
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,745	2,119,661
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,279	8,372,392

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		23,440	$23,620,367
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		10,450	10,517,486
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		49,633	49,908,770
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		18,849	19,110,923
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,985	3,627,214
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		38,035	38,429,178
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,855	17,135,942
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		80,632	81,092,264
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	5,792	7,022,789
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		50,959	51,396,145
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,693	10,759,891
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		34,664	34,593,450
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		5,397	5,363,378
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,501	14,292,344
MaxLinear, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		13,658	13,691,835
Microsemi Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		834	837,591
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,417	8,490,640

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	5,705	$5,756,699
Ramundsen Holdings, LLC
Term Loan, 6.15%, (USD LIBOR + 4.25%), Maturing February 1, 2024(4)	13,860	14,033,250
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	17,892	18,020,201
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	2,450	2,463,272
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	15,479	15,591,687
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	36,448	36,265,775
SGS Cayman L.P.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,761	1,694,017
SkillSoft Corporation
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	57,222	54,384,671
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	26,587	26,775,009
Southwire Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 10, 2021	264	264,861
Sparta Systems, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,981	3,996,177
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	18,097	18,237,360
SS&C Technologies, Inc.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	48,911	49,291,531
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	12,803	12,675,218
Sutherland Global Services, Inc.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	7,564	7,276,088
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	2,506	2,528,381

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,963	$16,054,337
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)		3,600	3,631,500
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		48,686	49,142,422
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		26,975	27,261,609
VeriFone, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025		2,500	2,512,500
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		24,636	24,325,222
Vero Parent, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		20,624	20,707,643
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		35,526	35,848,823
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,209	7,547,720
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,955	7,969,978
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		13,352	13,453,755
			$1,150,585,988

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		64,947	$65,155,033
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,318,507
Flying Fortress, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		18,125	18,252,854
			$107,726,394

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Farming / Agriculture — 0.1%
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)	4,175	$4,216,750
		$4,216,750

Financial Intermediaries — 4.2%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	19,262	$19,454,866
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	4,650	4,667,438
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	27,768	28,045,438
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	12,394	12,479,146
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	32,509	30,558,316
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	4,655	4,683,854
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	2,825	2,853,250
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	11,648	11,779,461
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	26,991	27,193,411
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	31,483	32,034,104
Geo Group, Inc. (The)
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing March 22, 2024	4,331	4,351,555
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	10,566	10,658,705
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	14,425	14,479,094
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,036	41,172,813

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	10,752	$10,778,475
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024	995	999,353
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	18,461	18,561,232
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	1,196,920
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,602	25,890,092
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	4,478	4,539,250
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	27,880	28,228,107
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	8,245	8,265,715
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	6,650	6,691,563
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	8,144	8,215,428
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	6,898	6,932,364
Term Loan, 1.25%, Maturing June 3, 2024(2)	1,875	1,884,375
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	9,684	9,804,713
		$376,399,038

Food Products — 3.6%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	25,871	$22,405,370
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	3,398	3,402,164

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,856	$10,923,976
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		19,050	19,200,019
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,912	11,819,762
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		2,202	1,525,165
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,143	19,237,108
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	30,875	37,460,698
Term Loan, 3.76%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	6,500	8,986,899
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	11,961,190
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		19,201	19,464,806
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,630,941
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		18,285	18,444,729
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		71,294	71,321,132
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	7,250	8,803,128
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		17,175	17,244,966
Pinnacle Foods Finance, LLC
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		6,479	6,536,888
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		24,366	24,500,764
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,289,376
			$323,159,081

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		81,161	$81,406,083
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		9,601	9,675,940
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		21,275	21,514,344
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		16,126	16,267,588
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		16,778	17,029,327
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,976	1,992,907
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		8,984	9,085,323
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		12,863	12,989,640
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,412,070
			$177,373,222

Food / Drug Retailers — 1.2%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,199	$16,081,107
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,603	11,532,867
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		44,078	43,674,886
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,017	5,067,359
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	6,775	9,114,368
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	10,967,147

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,283	$2,279,381
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,805	3,798,969
			$102,516,084

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,397	$10,526,939
			$10,526,939

Health Care — 11.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,983	$2,005,551
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,311	1,324,001
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)		18,950	19,035,862
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		12,268	12,076,709
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,902	9,980,117
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,149,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,093	8,143,115
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		8,869	8,941,018
ATI Holdings Acquisition, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,985	1,995,186
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,707	15,820,066
Term Loan, Maturing January 17, 2022(5)	EUR	2,500	3,042,396
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,424	20,672,738

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Beaver-Visitec International, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023		5,664	$5,692,069
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		13,159	12,895,601
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,235	15,251,389
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		31,275	31,584,571
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		15,321	15,099,330
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		25,292	24,564,556
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	14,022,154
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,599	4,635,141
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,702	9,774,792
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,262	5,332,521
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,175	11,097,731
DaVita HealthCare Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		7,856	7,938,385
DJO Finance, LLC
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,450	19,561,429
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,178	6,213,369
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,724,626
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		40,158	40,412,504

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	6,114	$6,158,173
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	17,609	17,768,192
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	10,545	10,584,857
Greatbatch Ltd.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	19,314	19,518,899
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	39,899	40,157,910
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	14,664	14,718,860
HCA, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,100	4,146,695
Immucor, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	993	1,017,313
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	6,027	6,052,773
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	23,990	24,229,774
Inovalon Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	13,675	13,606,625
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	38,685	38,859,594
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,965	28,187,784
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,813	29,069,652
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,146,313
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,508	7,073,771

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,173	$9,218,362
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	50,917	51,251,184
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	16,289	16,421,322
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,579	8,621,393
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,414	864,980
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	23,471	23,089,789
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	38,126	38,405,240
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	35,782	35,965,478
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	20,471	20,637,406
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	14,875	14,930,781
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	13,768	13,859,913
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,199	10,262,492
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	18,396	18,637,403
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	15,692	15,825,537
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,516	11,593,098
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	22,495	22,570,419

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		39,181	$38,139,967
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		10,483	10,591,757
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		20,441	20,565,695
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		10,873	10,859,159
			$999,594,612

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		17,148	$17,415,861
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,422	43,954,712
			$61,370,573

Industrial Equipment — 5.3%
Apex Tool Group, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		26,633	$26,757,353
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		2,153	2,158,086
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		9,547	9,567,514
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		34,443	34,526,749
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	4,953	6,029,471
Columbus McKinnon Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		8,437	8,505,702
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	4,377	5,320,996
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,977	10,064,700

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,697	$3,265,828
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,742	8,164,569
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		3,975	4,027,172
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		8,703	8,810,167
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,298	5,304,998
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14,264	14,340,022
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		25,470	25,725,061
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	4,225	5,108,486
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		26,175	26,447,665
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,184	3,851,894
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,933	15,037,057
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,994	9,673,203
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		44,979	45,309,217
Harsco Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,193	6,283,667
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,819	7,877,496
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		29,711	29,866,203
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,052	13,215,355
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		5,600	5,620,501

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	$27,267,319
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		19,200	19,392,000
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		9,357	9,450,387
Terex Corporation
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		10,043	10,101,324
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,927	3,960,920
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		34,875	34,964,908
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		8,075	8,105,281
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	15,940,675
			$470,041,946

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		26,023	$26,225,406
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,646	28,864,589
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		36,863	37,155,066
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		32,192	32,466,330
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		16,225	16,711,750
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	6,435,676
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		55,725	56,154,696

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,979	$24,126,319
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		11,375	11,393,280
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		36,411	36,547,792
			$276,080,904

Leisure Goods / Activities / Movies — 4.1%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,855	$9,913,263
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,925	3,939,216
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,499	43,757,644
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		34,045	34,300,392
Bright Horizons Family Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		8,591	8,652,137
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,030	13,045,093
Cedar Fair, L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,456,480
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,797	20,881,241
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,200	11,128,437
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		23,225	23,230,272
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		24,410	24,491,678
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		13,653	13,806,691

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	8,300	$10,010,548
Kasima, LLC
Term Loan, 4.73%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		193	194,382
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		635	637,525
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,922	4,940,816
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		18,614	18,746,077
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
National CineMedia, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019		6,607	6,627,543
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,327	11,379,330
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,273	2,275,155
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,716	19,699,681
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		15,624	15,692,137
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,300	9,381,375
Travel Leaders Group, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		15,848	16,012,830
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,146	10,212,531
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		24,377	24,514,516
			$366,638,450

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,414	$12,535,668
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		14,069	14,163,969
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,559	12,641,830
Churchill Downs Incorporated
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,491	3,506,496
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		32,703	32,920,055
Cyan Blue Holdco 3 Limited
Term Loan, 4.71%, (3 mo. GBP LIBOR + 4.00%), Maturing August 23, 2024	GBP	851	1,175,359
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024		10,891	10,935,323
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,943	12,013,796
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		35,076	35,304,385
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,863	6,918,888
Gateway Casinos & Entertainment Limited
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		2,975	3,002,272
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		39,969	40,296,016
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		12,100	12,115,125
Term Loan, Maturing March 15, 2024(5)	GBP	7,150	9,843,400
Term Loan, Maturing March 15, 2024(5)	EUR	13,875	16,738,992
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,252,755
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		34,926	35,258,139
Hospitality Investors Trust
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		4,750	4,704,400

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		12,407	$12,439,611
Las Vegas Sands, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		3,960	3,984,996
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2021		21,377	21,457,112
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		26,545	26,751,927
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		34,065	34,316,439
RHP Hotel Properties, L.P.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024		10,395	10,471,663
Richmond UK Bidco Limited
Term Loan, 4.76%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,872,837
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		39,579	39,821,761
Tropicana Entertainment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		3,649	3,676,464
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,623	22,740,546
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		14,275	14,401,391
			$463,261,615

Nonferrous Metals / Minerals — 1.0%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,815	$17,904,010
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		18,459	18,666,569
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		10,958	11,067,706
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		18,223	16,218,548

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		202	$120,961
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		3,011	260,112
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,814	6,907,439
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		7,950	8,109,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	9,875	11,995,106
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		1,664	950,746
			$92,200,197

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		15,190	$16,489,207
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)		4,000	4,028,332
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,022	7,099,474
CITGO Petroleum Corporation
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,665	15,841,713
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025		4,075	4,095,375
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,012	27,198,171
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		3,998	3,873,034
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		12,910	13,087,639
McDermott Technology Americas, Inc.
Term Loan, Maturing April 4, 2025(5)		13,475	13,417,246

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,534	$6,570,377
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	8,117	8,143,577
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	12,668	12,684,085
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,100	4,059,000
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	358	313,393
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	959	840,318
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,894	6,040,794
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	887	755,713
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,453	1,237,240
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,963	9,337,078
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	12,502,000
		$167,613,766

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	16,574	$16,663,318
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,271	39,349,127
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	16,167	16,324,646
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	5,775	5,796,656
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,953	8,002,810

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	4,528	$4,567,706
Multi Color Corporation
Term Loan, Maturing October 31, 2022(5)	3,537	3,545,669
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,516	3,537,067
Nielsen Finance, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,495	25,662,431
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	13,558	13,746,805
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	7,579	3,560,652
		$140,756,887

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,693	$5,109,703
AP NMT Acquisition B.V.
Term Loan, 8.06%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,135	5,142,473
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	16,503	16,629,130
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	38,470	32,763,454
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,856	3,872,493
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	11,368	11,353,665
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,345	2,358,017
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	11,269	11,355,426
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	14,994	11,911,000
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	2,056,850

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,903	$2,917,853
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	22,603	22,721,681
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	11,244	11,271,609
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,405	17,494,896
Term Loan, Maturing December 12, 2024(5)	31,175	31,353,602
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,436	74,514,178
		$262,826,030

Retailers (Except Food and Drug) — 3.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	18,814	$16,493,511
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,502	9,567,578
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	13,035	13,104,361
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	17,818	17,940,824
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,433	1,436,694
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,143	14,828,854
EG Finco Limited
Term Loan, Maturing February 6, 2025(5)	5,300	5,308,835
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,493	16,039,110
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,099	10,282,046
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	7,727	7,756,164

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,423	$5,450,618
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,989	15,386,329
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,707	14,532,342
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	13,345	13,437,983
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,824	17,487,843
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	10,798	10,884,246
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,601	30,333,754
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,467	7,358,154
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,119	5,675,510
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	4,094	4,117,092
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	799	789,710
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	5,925	5,984,250
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,234	6,181,214
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(6)	21,562	18,219,890
Vivid Seats Ltd.
Term Loan, 5.40%, (1 week USD LIBOR + 3.50%), Maturing June 30, 2024	10,322	10,354,256
		$278,951,168

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.3%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	32,709	$33,004,348
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	22,925	22,996,641
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,517	8,474,602
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,200	9,326,500
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	38,579	38,828,336
		$112,630,427

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	6,734	$6,817,764
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	9,688	9,717,958
Hertz Corporation (The)
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,429	7,453,375
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,160	1,166,420
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,990	4,012,299
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	9,464	9,562,465
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,262	19,628,522
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	6,525	6,569,500
		$64,928,303

Telecommunications — 4.5%
Arris Group, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024	570	$574,817

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		50,449	$49,770,635
Ciena Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		6,636	6,677,509
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,645	19,639,798
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		18,251	18,110,346
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,666	11,654,226
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	23,925	28,958,880
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,882	18,681,688
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 28, 2024	EUR	11,300	13,702,739
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,708	19,503,101
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		17,500	18,195,625
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	8,773,726
Level 3 Financing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		29,800	29,946,348
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,932	5,983,853
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,261	15,752,602
SBA Senior Finance II, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,637	14,693,349
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		64,054	64,294,513

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	10,600	$10,725,875
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	43,636	43,908,922
		$399,548,552

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,744	$7,769,261
Calpine Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	3,886	3,896,545
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	36,863	37,056,306
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	4,024	4,041,668
Dynegy, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	18,877	19,026,591
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	4,546	4,611,671
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	23,009	23,339,521
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	4,383	4,185,947
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,427	1,440,845
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,285	22,504,194
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021	8,819	8,819,134
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	10,381	8,759,338

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,987	$7,958,309
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		8,263	8,206,449
			$161,615,779

Total Senior Floating-Rate Loans (identified cost $10,017,222,589)			$9,981,230,985

Corporate Bonds & Notes — 2.9%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,390,220
			$7,390,220

Business Equipment and Services — 0.2%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		14,900	$15,272,500
			$15,272,500

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,781,656
5.25%, 1/15/26(8)		9,000	8,606,250
			$10,387,906

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(8)		9,500	$9,571,250
Hexion, Inc.
6.625%, 4/15/20		22,200	20,895,750
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,183,750
			$33,650,750

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,912,420
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,206,219
			$28,118,639

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		9,841	$10,246,941
7.00%, 3/15/24(8)		12,794	13,541,784
5.50%, 11/1/25(8)		20,375	20,349,531
			$44,138,256

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,499,659
7.875%, 7/15/20(8)	GBP	3,500	4,894,579
			$8,394,238

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$760,122
			$760,122

Food Products — 0.0%(10)
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,107	$2,896,558
			$2,896,558

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$10,776,250
6.25%, 3/31/23		13,375	12,229,766
HCA, Inc.
4.75%, 5/1/23		4,650	4,696,081
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,750,375
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,992,750
4.375%, 10/1/21		6,225	6,162,750
			$64,607,972

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,284,000
			$4,284,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,733,500
			$6,733,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,384,290
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,020,308
5.125%, 2/15/25(8)		3,000	2,777,850
			$5,182,448

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$4,773,000
			$4,773,000

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,175	$6,937,165
			$6,937,165

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,052,500
5.875%, 1/15/24 (8)		5,000	5,050,000
5.25%, 6/1/26(8)		7,675	7,372,797
			$14,475,297

Total Corporate Bonds & Notes (identified cost $263,067,959)			$258,002,571

Asset-Backed Securities — 1.4%
Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.488%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	$3,000	$3,110,747
Series 2015-16A, Class D, 7.698%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(9)	3,000	3,004,432
Apidos CLO XVII
Series 2014-17A, Class C, 5.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)	1,500	1,506,399
Apidos CLO XXI
Series 2015-21A, Class D, 7.905%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(9)	1,500	1,505,377
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	1,000,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)	2,000	1,976,160
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	5,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.959%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,497,002
Series 2018-1A, Class C, 4.921%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,508,624
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,998,200
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,347,665
Series 2018-14A, Class D, 4.423%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,457,739
Series 2018-5BA, Class C, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(11)	5,000	4,977,635
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(11)	3,500	3,430,000
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	2,175	2,145,788
Bluemountain CLO, Ltd.
Series 2015-3A, Class CR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,993,015
Series 2015-3A, Class DR, 7.739%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,990,028
Canyon Capital CLO, Ltd.
Series 2018-1A, Class D, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(11)	3,000	3,000,000
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(11)	2,750	2,750,000

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd.
Series C17A, Class DR (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(11)	$3,500	$3,500,000
Cent CLO, Ltd.
Series-C17A, Class CR, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(11)	5,000	5,000,000
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.459%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,020,100
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,989,630
Series 2015-41A, Class ER, 7.648%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,293
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.993%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,547,214
Series 2015-19A, Class D1R, 8.889%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	2,023,563
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.583%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,040,373
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, (3 mo. USD LIBOR + 5.60%),4/20/30(8)(11)	1,950	1,950,000
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,055,666
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	2,900	2,911,322
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 9.498%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,046,765
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.453%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)	2,450	2,456,309
Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,867,825
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,895,015
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	2,003,920
Upland CLO, Ltd.
Series 2016-1A, Class CR, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(11)	4,500	4,500,000
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(11)	4,625	4,625,000

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.355%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	$3,250	$3,257,063
Series 2015-3A, Class D2, 7.809%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	5,200	5,222,567
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,988,560

Total Asset-Backed Securities (identified cost $123,038,202)		$124,355,996

Common Stocks — 0.8%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)	168	$1,953,460
		$1,953,460

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	48,926	$1,736,873
		$1,736,873

Business Equipment and Services — 0.3%
Education Management Corp.(3)(12)(13)	41,829,101	$0
RCS Capital Corp.(12)(13)	435,169	26,545,309
		$26,545,309

Electronics / Electrical — 0.1%
Answers Corp.(3)(12)(13)	642,963	$5,317,304
		$5,317,304

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	319,499	$13,834
		$13,834

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(12)(13)	49,491	$561,723
		$561,723

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	1,769	$0
		$0

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(12)(13)	281,241	$19,124,388
Fieldwood Energy, Inc.(12)	109,481	4,392,925
Paragon Offshore Finance Company, Class A(12)(13)	16,581	22,799
Paragon Offshore Finance Company, Class B(12)(13)	8,290	271,497
Samson Resources II, LLC, Class A(12)(13)	387,972	6,983,496
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	176,198
		$30,971,303

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)	13,247	$8,661,021
		$8,661,021

Total Common Stocks (identified cost $31,218,457)		$75,760,827

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Closed-End Funds — 0.6%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,050,000	$49,812,000

Total Closed-End Funds (identified cost $49,738,500)		$49,812,000

Short-Term Investments — 1.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(14)	135,514,041	$135,500,489

Total Short-Term Investments (identified cost $135,500,489)		$135,500,489

Total Investments — 119.2% (identified cost $10,623,071,116)		$10,624,662,868

Less Unfunded Loan Commitments — (0.1)%		$(11,411,953)

Net Investments — 119.1% (identified cost $10,611,659,163)		$10,613,250,915

Other Assets, Less Liabilities — (19.1)%		$(1,699,471,645)

Net Assets — 100.0%		$8,913,779,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $289,024,510 or 3.2% of the Portfolio’s net assets.

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after April 30, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	21,130,636	CAD	26,900,250	HSBC Bank USA, N.A.	5/31/18	$166,829	$—
USD	10,243,571	EUR	8,258,500	HSBC Bank USA, N.A.	5/31/18	250,687	—
USD	7,691,857	EUR	6,194,069	State Street Bank and Trust Company	5/31/18	196,959	—
USD	11,483,321	EUR	9,200,000	State Street Bank and Trust Company	5/31/18	351,211	—
USD	148,511,116	EUR	119,758,337	State Street Bank and Trust Company	5/31/18	3,602,098	—
USD	146,393,796	EUR	117,175,499	Goldman Sachs International	6/29/18	4,268,380	—
USD	11,320,186	EUR	9,152,063	HSBC Bank USA, N.A.	6/29/18	219,396	—
USD	25,988,520	EUR	20,795,052	JPMorgan Chase Bank, N.A.	6/29/18	765,625	—
USD	1,828,878	EUR	1,490,094	State Street Bank and Trust Company	6/29/18	21,502	—
USD	176,066,355	EUR	144,429,742	Goldman Sachs International	7/31/18	444,491	—
USD	16,838,204	EUR	13,805,625	State Street Bank and Trust Company	7/31/18	51,014	—
USD	9,946,348	GBP	7,114,250	HSBC Bank USA, N.A.	7/31/18	109,193	—
USD	63,605,505	GBP	45,478,307	State Street Bank and Trust Company	7/31/18	720,854	—

						$11,168,239	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $10,476,158,674)	$10,477,750,426
Affiliated investment, at value (identified cost, $135,500,489)	135,500,489
Cash	52,346,597
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,670,000
Foreign currency, at value (identified cost, $82,604,418)	82,564,856
Interest receivable	30,449,094
Dividends receivable from affiliated investment	123,187
Receivable for investments sold	28,520,931
Receivable for open forward foreign currency exchange contracts	11,168,239
Prepaid upfront fees on notes payable	1,989,205
Prepaid expenses	501,323
Total assets	$10,828,584,347

Liabilities
Notes payable	$1,350,000,000
Cash collateral due to brokers	7,570,000
Payable for investments purchased	516,571,808
Payable for when-issued securities	33,730,000
Payable to affiliates:
Investment adviser fee	3,377,158
Trustees’ fees	8,458
Accrued expenses	3,547,653
Total liabilities	$1,914,805,077
Commitments and contingencies (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$8,913,779,270

Sources of Net Assets
Investors’ capital	$8,899,407,747
Net unrealized appreciation	14,371,523
Total	$8,913,779,270

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$230,837,732
Dividends from affiliated investment	924,585
Total investment income	$231,762,317

Expenses
Investment adviser fee	$19,400,327
Trustees’ fees and expenses	50,750
Custodian fee	982,182
Legal and accounting services	370,356
Interest expense and fees	18,360,877
Miscellaneous	127,409
Total expenses	$39,291,901

Net investment income	$192,470,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$31,530,272
Investment transactions — affiliated investment	(27,735)
Proceeds from securities litigation settlements	80,208
Foreign currency transactions	(1,416,760)
Forward foreign currency exchange contracts	(14,507,965)
Net realized gain	$15,658,020
Change in unrealized appreciation (depreciation) —
Investments	$18,303,516
Foreign currency	1,301,353
Forward foreign currency exchange contracts	6,141,843
Net change in unrealized appreciation (depreciation)	$25,746,712

Net realized and unrealized gain	$41,404,732

Net increase in net assets from operations	$233,875,148

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$192,470,416	$331,781,183
Net realized gain (loss)	15,658,020	(56,384,908)
Net change in unrealized appreciation (depreciation)	25,746,712	154,832,734
Net increase in net assets from operations	$233,875,148	$430,229,009
Capital transactions —
Contributions	$1,102,278,077	$2,424,779,308
Withdrawals	(219,930,732)	(383,089,390)
Net increase in net assets from capital transactions	$882,347,345	$2,041,689,918

Net increase in net assets	$1,116,222,493	$2,471,918,927

Net Assets
At beginning of period	$7,797,556,777	$5,325,637,850
At end of period	$8,913,779,270	$7,797,556,777

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2018
Net increase in net assets from operations	$233,875,148
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,477,809,074)
Investments sold and principal repayments	1,622,740,651
Increase in short-term investments, net	(102,650,099)
Net amortization/accretion of premium (discount)	(1,778,502)
Amortization of prepaid upfront fees on notes payable	1,035,775
Increase in deposits for derivatives collateral — forward foreign currency exchange contracts	(3,800,000)
Increase in interest receivable	(2,490,244)
Increase in dividends receivable from affiliated investment	(32,760)
Increase in receivable for open forward foreign currency exchange contracts	(4,241,701)
Increase in prepaid expenses	(160,700)
Increase in payable for cash collateral due to brokers	3,850,000
Decrease in payable for open forward foreign currency exchange contracts	(1,900,142)
Increase in payable to affiliate for investment adviser fee	168,672
Increase in accrued expenses	258,245
Increase in unfunded loan commitments	7,952,923
Net change in unrealized (appreciation) depreciation from investments	(18,303,516)
Net realized gain from investments	(31,502,537)
Net cash used in operating activities	$(774,787,861)

Cash Flows From Financing Activities
Proceeds from capital contributions	$1,102,278,077
Payments for capital withdrawals	(219,930,732)
Proceeds from notes payable	600,000,000
Repayments of notes payable	(650,000,000)
Payment of prepaid upfront fees on notes payable	(2,300,000)
Net cash provided by financing activities	$830,047,345

Net increase in cash*	$55,259,484

Cash at beginning of period(1)	$79,651,969

Cash at end of period(1)	$134,911,453

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$19,293,987

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(32,751).

(1)	Balance includes foreign currency, at value.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.52	%(2)	0.52%	0.58%	0.58%	0.55%	0.52%
Interest and fee expense	0.46	%(2)	0.34%	0.44%	0.34%	0.27%	0.22%
Total expenses(1)	0.98	%(2)	0.86%	1.02%	0.92%	0.82%	0.74%
Net investment income	4.78	%(2)	4.68%	5.52%	5.09%	4.80%	4.97%
Portfolio Turnover	17	%(3)	39%	38%	27%	38%	29%

Total Return	2.96	%(3)	6.43%	8.32%	0.72%	2.84%	6.25%

Net assets, end of period (000’s omitted)	$8,913,779		$7,797,557	$5,325,638	$5,340,032	$6,497,751	$7,113,677

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.4%, 1.8% and 0.8% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

49

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

50

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2018, the fee will be computed at an annual rate of 0.375% of the Portfolio’s average daily gross assets over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee totaled $19,400,327 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,692,674,870 and $1,624,546,302, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,610,024,679

Gross unrealized appreciation	$139,084,457
Gross unrealized depreciation	(124,689,982)

Net unrealized appreciation	$14,394,475

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

51

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Forward foreign currency exchange contracts	$11,168,239	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$4,712,871	$—	$(604,731)	$(4,108,140)	$—
HSBC Bank USA, N.A.	746,105	—	(746,105)	—	—
JPMorgan Chase Bank, N.A.	765,625	—	—	(700,000)	65,625
State Street Bank and Trust Company	4,943,638	—	(4,847,269)	—	96,369

	$11,168,239	$—	$(6,198,105)	$(4,808,140)	$161,994

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

52

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(14,507,965)	$6,141,843

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $573,642,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.3 billion ($2.25 billion prior to March 12, 2018 and $2.0 billion prior to February 15, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, typically on the one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Portfolio also pays a fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2018 totaled $6,356,917 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 12, 2018, the Portfolio paid an upfront fee of $2,300,000, which is being amortized to interest expense through March 11, 2019. The unamortized balance at April 30, 2018 is approximately $1,989,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2018, the Portfolio had borrowings outstanding under the Agreement of $1,350,000,000 at an interest rate of 1.91%. Based on the short-term nature of borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. For the six months ended April 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,378,176,796 and 1.60%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

53

Senior Debt Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,945,259,050	$24,559,982	$9,969,819,032
Corporate Bonds & Notes	—	258,002,571	—	258,002,571
Asset-Backed Securities	—	124,355,996	—	124,355,996
Common Stocks	561,723	40,142,931	35,056,173	75,760,827
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	49,812,000	—	—	49,812,000
Short-Term Investments	—	135,500,489	—	135,500,489

Total Investments	$50,373,723	$10,503,261,037	$59,616,155	$10,613,250,915

Forward Foreign Currency Exchange Contracts	$—	$11,168,239	$—	$11,168,239

Total	$50,373,723	$10,514,429,276	$59,616,155	$10,624,419,154

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.07% of net assets at April 30, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

54

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds. The Board considered the fact that the Adviser had undertaken to introduce new fee breakpoints at assets above $15 billion, such reduction to be effective May 1, 2018.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, including new breakpoints effective May 1, 2018, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018